September 3, 1998

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

VIA EDGAR


Subject:  Certification under Rule 497(j)
          The AAL Variable Product Series Fund, Inc.
          File No. 33-82056, File No. 811-8662


Dear Ladies and Gentlemen:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically August 28, 1998.

Please Direct any comments or questions  concerning this certification to Joseph
F. Wreschnig, Esq. at (920) 734-5721 extension 3503.

Sincerely,

/s/ Joseph F. Wreschnig

Joseph F. Wreschnig
Attorney